AFS and HTM Debt Securities, Outstanding (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net		$ 215,533
Available-for-sale, gross unrealized gains		5,122	$ 3,786
Available-for-sale, gross unrealized losses		(263)	(387)
Available-for-sale, at fair value	[1]	220,392	263,459
Available-for-sale, amortized cost			260,060
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net	[1]	205,720
Held-to-maturity, gross unrealized gains		6,791	2,996
Held-to-maturity, gross unrealized losses		(204)	(69)
Held-to-maturity, at fair value		212,307	156,860
Held-to-maturity securities, amortized cost		205,761	153,933	[1]
Total AFS and HTM Debt securities:
Amortized cost, net		421,253
Amortized cost			413,993
Debt securities, gross unrealized gains		11,913	6,782
Debt securities, gross unrealized losses		(467)	(456)
Fair Value		432,699	420,319
Allowance for credit loss, available-for-sale debt securities		28	0
Allowance for credit loss, held-to-maturity debt securities		41	0
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net		21,954
Available-for-sale, gross unrealized gains		205	13
Available-for-sale, gross unrealized losses		0	(1)
Available-for-sale, at fair value		22,159	14,960
Available-for-sale, amortized cost			14,948
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net		47,295
Held-to-maturity, gross unrealized gains		1,472	617
Held-to-maturity, gross unrealized losses		(170)	(19)
Held-to-maturity, at fair value		48,597	46,139
Held-to-maturity securities, amortized cost			45,541
Non-U.S. government securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net		16,816
Available-for-sale, gross unrealized gains		0	0
Available-for-sale, gross unrealized losses		(3)	0
Available-for-sale, at fair value		16,813	0
Available-for-sale, amortized cost			0
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net		19,263
Available-for-sale, gross unrealized gains		224	992
Available-for-sale, gross unrealized losses		(81)	(36)
Available-for-sale, at fair value		19,406	40,337
Available-for-sale, amortized cost			39,381
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net		25,860
Held-to-maturity, gross unrealized gains		938	286
Held-to-maturity, gross unrealized losses		(5)	(13)
Held-to-maturity, at fair value		26,793	13,759
Held-to-maturity securities, amortized cost		25,870	13,486
Securities of U.S. states and political subdivisions [Member] | Nontaxable preferred debt securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net		5,000	5,800
Available-for-sale, at fair value		5,000	5,800
Federal agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net		134,838
Available-for-sale, gross unrealized gains		4,260	2,299
Available-for-sale, gross unrealized losses		(28)	(164)
Available-for-sale, at fair value		139,070	162,453
Available-for-sale, amortized cost			160,318
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net		115,437
Held-to-maturity, gross unrealized gains		4,182	2,083
Held-to-maturity, gross unrealized losses		(21)	(25)
Held-to-maturity, at fair value		119,598	96,136
Held-to-maturity securities, amortized cost			94,078
Non-agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net		3,745
Available-for-sale, gross unrealized gains		30	55
Available-for-sale, gross unrealized losses		(46)	(7)
Available-for-sale, at fair value		3,729	4,761
Available-for-sale, amortized cost			4,713
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net		890
Held-to-maturity, gross unrealized gains		51	10
Held-to-maturity, gross unrealized losses		(8)	(12)
Held-to-maturity, at fair value		933	789
Held-to-maturity securities, amortized cost			791
Collateralized loan obligations [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net		9,058
Available-for-sale, gross unrealized gains		4	25
Available-for-sale, gross unrealized losses		(44)	(123)
Available-for-sale, at fair value		9,018	29,055
Available-for-sale, amortized cost			29,153
Held-to-maturity debt securities:
Held-to-maturity, amortized cost, net		16,238
Held-to-maturity, gross unrealized gains		148	0
Held-to-maturity, gross unrealized losses		0	0
Held-to-maturity, at fair value		16,386	37
Held-to-maturity securities, amortized cost		16,255	37
Other [Member]
Available-for-sale debt securities:
Available-for-sale, at amortized cost, net		9,859
Available-for-sale, gross unrealized gains		399	402
Available-for-sale, gross unrealized losses		(61)	(56)
Available-for-sale, at fair value		10,197	11,893
Available-for-sale, amortized cost			11,547
Federal National Mortgage Association (FNMA) [Member]
Total AFS and HTM Debt securities:
Amortized cost		99,800	98,500
Fair Value		103,200	100,300
Federal Home Loan Mortgage Corporation (FHLMC) [Member]
Total AFS and HTM Debt securities:
Amortized cost		88,700	84,100
Fair Value		$ 91,500	$ 85,500
Stockholders' equity, total [Member] | AFS and HTM debt securities concentration risk [Member] | Minimum [Member] | Federal National Mortgage Association (FNMA) [Member]
Total AFS and HTM Debt securities:
Concentration risk, percentage		10.00%	10.00%
Stockholders' equity, total [Member] | AFS and HTM debt securities concentration risk [Member] | Minimum [Member] | Federal Home Loan Mortgage Corporation (FHLMC) [Member]
Total AFS and HTM Debt securities:
Concentration risk, percentage		10.00%	10.00%

[1]	Prior to our adoption of CECL on January 1, 2020, the allowance for credit losses (ACL) related to available-for-sale (AFS) and held-to-maturity (HTM) debt securities was not applicable. For additional information, see Note 1 (Summary of Significant Accounting Policies) to Financial Statements in this Report.